DERIVATIVES DERIVATIVES - Disclosure by Type of Financial Instrument (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability	$ 11,916	$ 14,431
Derivative Liability, Fair Value, Gross Asset	(12,260)	(10,196)
Derivative Asset, Fair Value, Amount Not Offset Against Collateral	(344)
Derivative Liability, Fair Value, Amount Not Offset Against Collateral		4,235
Fair Value Hedges | Pay fixed interest rate swaps with counterparty | Accrued interest and other liabilities
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability	440	865
Derivative Liability, Fair Value, Gross Asset	0	(663)
Derivative Asset, Fair Value, Amount Not Offset Against Collateral	440
Derivative Liability, Fair Value, Amount Not Offset Against Collateral		202
Fair Value Hedges | Matched interest rate swaps | Accrued interest and other liabilities
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability	11,476	13,566
Derivative Liability, Fair Value, Gross Asset	(12,260)	(9,533)
Derivative Asset, Fair Value, Amount Not Offset Against Collateral	(784)
Derivative Liability, Fair Value, Amount Not Offset Against Collateral		$ 4,033